LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

February 1, 2000

Dear Shareholder:

We are pleased to report that the J.P. Morgan International Opportunities Portfolio of the J.P. Morgan Series Trust II delivered a strong return of 36.66% for the 12 months ended December 31, 1999, exceeding its benchmark.

The fund's net asset value as of December 31 was $13.83 per share, up from $10.52 per share a year earlier after paying current income dividends of approximately $0.11 per share, short-term capital gains of $0.18 per share, and long-term capital gains of $0.22 per share over the 12-month period.

Included in this report is an interview with Nigel F. Emmett, a member of the portfolio management team. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone J.P. Morgan Funds Services at (888) 756-8645.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith m. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS..........1   FUND FACTS AND HIGHLIGHTS ...........5
PORTFOLIO PERFORMANCE...............2   FINANCIAL STATEMENTS.................8
PORTFOLIO MANAGER Q&A...............3
------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a historical performance record. One approach is to look at the growth of a hypothetical investment of $10,000. The chart at right shows that $10,000 invested in the portfolio on January 3, 1995* would have been worth $19,187 at December 31, 1999.

Another way to look at performance is to review the average annual total return. This figure takes the actual (or cumulative) return and shows what would have happened if the portfolio had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a portfolio has performed over the short term.

GROWTH OF $10,000 SINCE INCEPTION
3 JANUARY 1995 -- 31 DECEMBER 1999



ST2 INTL OPPS                                                                              MSCI ALL
PORTFOLIO -    Job                           MSCI ALL                                      COUNTRY   Initial Investment    10,000
#1905   Initial Investment      10,000       COUNTRY    Initial Investment  10,000         WORLD FREE
                                             WORLD EX US                                   EX US

        MONTHLY RETURNS     PLOT POINTS            MONTHLY RETURNS     PLOT POINTS             MONTHLY RETURNS        PLOT POINTS
        ---------------     -----------            ---------------     -----------             ---------------        -----------
                            -----------                                -----------                                    -----------
    12/31/94                     10,000      12/31/94                       10,000          12/31/94                       10,000
                            -----------                                -----------                                    -----------
     1/31/95      -1.50%          9,850       1/31/95       -4.83%           9,517          01/31/95       -4.54%           9,546
     2/28/95      -2.13%          9,640       2/28/95       -0.55%           9,465          02/28/95       -0.54%           9,494
     3/31/95       5.39%         10,160       3/31/95        5.57%           9,992          03/31/95        5.65%          10,031
     4/30/95       2.66%         10,430       4/30/95        3.56%          10,348          04/30/95        3.90%          10,422
     5/31/95      -1.05%         10,320       5/31/95       -0.54%          10,292          05/31/95       -0.45%          10,376
     6/30/95      -0.87%         10,230       6/30/95       -1.39%          10,149          06/30/95       -1.38%          10,233
     7/31/95       6.65%         10,910       7/31/95        5.45%          10,702          07/31/95        5.67%          10,813
     8/31/95      -3.02%         10,580       8/31/95       -3.56%          10,321          08/31/95       -3.47%          10,438
     9/30/95       1.61%         10,750       9/30/95        1.85%          10,512          09/30/95        1.71%          10,616
    10/31/95      -1.40%         10,600      10/31/95       -2.66%          10,232          10/31/95       -2.67%          10,333
    11/30/95       1.89%         10,800      11/30/95        2.09%          10,447          11/30/95        2.35%          10,576
    12/31/95       4.04%         11,236      12/31/95        3.89%          10,853          12/31/95        3.96%          10,994
     1/31/96       1.29%         11,381       1/31/96        1.12%          10,974          01/31/96        1.37%          11,145
     2/29/96       0.55%         11,443       2/29/96        0.02%          10,976          02/29/96        0.00%          11,145
     3/31/96       1.36%         11,599       3/31/96        1.94%          11,190          03/31/96        1.87%          11,353
     4/30/96       2.32%         11,868       4/30/96        3.56%          11,587          04/30/96        3.03%          11,697
     5/31/96      -0.17%         11,847       5/31/96       -1.67%          11,394          05/31/96       -1.50%          11,521
     6/30/96       1.31%         12,002       6/30/96        0.59%          11,461          06/30/96        0.51%          11,580
     7/31/96      -3.10%         11,630       7/31/96       -3.43%          11,068          07/31/96       -3.32%          11,195
     8/31/96       0.98%         11,743       8/31/96        0.57%          11,131          08/31/96        0.59%          11,261
     9/30/96       2.64%         12,054       9/30/96        2.46%          11,405          09/30/96        2.48%          11,541
    10/31/96       0.86%         12,157      10/31/96       -1.03%          11,287          10/31/96       -1.00%          11,425
    11/30/96       4.09%         12,654      11/30/96        3.79%          11,716          11/30/96        3.86%          11,865
    12/31/96       0.48%         12,715      12/31/96       -1.20%          11,574          12/31/96       -1.16%          11,728
     1/31/97      -1.53%         12,520       1/31/97       -1.76%          11,371          01/31/97       -1.84%          11,513
     2/28/97       1.39%         12,693       2/28/97        1.88%          11,585          02/28/97        1.83%          11,724
     3/31/97       1.01%         12,822       3/31/97       -0.17%          11,565          03/31/97       -0.21%          11,699
     4/30/97       0.86%         12,932       4/30/97        0.91%          11,670          04/30/97        0.85%          11,798
     5/31/97       3.75%         13,417       5/31/97        6.04%          12,375          05/31/97        6.17%          12,526
     6/30/97       4.60%         14,034       6/30/97        5.58%          13,065          06/30/97        5.52%          13,218
     7/31/97       3.22%         14,486       7/31/97        2.05%          13,333          07/31/97        2.02%          13,485
     8/31/97      -6.62%         13,527       8/31/97       -7.65%          12,314          08/31/97       -7.87%          12,424
     9/30/97       6.28%         14,376       9/30/97        5.05%          12,936          09/30/97        5.41%          13,096


ST2 INTL OPPS                                                                              MSCI ALL
PORTFOLIO -    Job                           MSCI ALL                                      COUNTRY   Initial Investment    10,000
#1905   Initial Investment      10,000       COUNTRY    Initial Investment  10,000         WORLD FREE
                                             WORLD EX US                                   EX US

        MONTHLY RETURNS     PLOT POINTS            MONTHLY RETURNS     PLOT POINTS             MONTHLY RETURNS        PLOT POINTS
        ---------------     -----------            ---------------     -----------             ---------------        -----------

    10/31/97      -8.51%         13,152      10/31/97       -8.79%          11,799          10/31/97       -8.52%          11,981
    11/30/97      -0.42%         13,097      11/30/97       -1.28%          11,648          11/30/97       -1.25%          11,831
    12/31/97       2.35%         13,406      12/31/97        1.07%          11,773          12/31/97        1.15%          11,968
     1/31/98       1.51%         13,608       1/31/98        2.97%          12,122          01/31/98        2.99%          12,326
     2/28/98       5.48%         14,354       2/28/98        6.80%          12,947          02/28/98        6.67%          13,148
     3/31/98       4.05%         14,936       3/31/98        3.38%          13,384          03/31/98        3.46%          13,602
     4/30/98       1.45%         15,153       4/30/98        0.62%          13,467          04/30/98        0.72%          13,700
     5/31/98      -2.46%         14,780       5/31/98       -1.94%          13,206          05/31/98       -1.82%          13,451
     6/30/98      -1.62%         14,540       6/30/98       -0.44%          13,147          06/30/98       -0.37%          13,401
     7/31/98       0.82%         14,660       7/31/98        0.96%          13,274          07/31/98        0.95%          13,528
     8/31/98     -16.80%         12,197       8/31/98      -14.14%          11,396          08/31/98      -14.10%          11,620
     9/30/98      -4.91%         11,598       9/30/98       -2.05%          11,162          09/30/98       -2.11%          11,375
    10/31/98      12.28%         13,022      10/31/98       10.47%          12,331          10/31/98       10.47%          12,566
    11/30/98       5.32%         13,715      11/30/98        5.36%          12,991          11/30/98        5.37%          13,242
    12/31/98       2.37%         14,040      12/31/98        3.39%          13,431          12/31/98        3.45%          13,698
     1/31/99       1.43%         14,240       1/31/99       -0.10%          13,417          01/31/99       -0.11%          13,683
     2/28/99      -3.00%         13,813       2/28/99       -2.12%          13,132          02/28/99       -2.24%          13,377
     3/31/99       5.60%         14,587       3/31/99        4.93%          13,780          03/31/99        4.83%          14,023
     4/30/99       4.81%         15,289       4/30/99        5.11%          14,485          04/30/99        5.00%          14,724
     5/31/99      -2.89%         14,847       5/31/99       -4.54%          13,828          05/31/99       -4.70%          14,032
     6/30/99       5.51%         15,664       6/30/99        4.84%          14,497          06/30/99        4.60%          14,677
     7/31/99       2.65%         16,080       7/31/99        2.13%          14,806          07/31/99        2.35%          15,022
     8/31/99       1.00%         16,241       8/31/99        0.57%          14,891          08/31/99        0.35%          15,074
     9/30/99       0.41%         16,308       9/30/99        0.53%          14,970          09/30/99        0.68%          15,176
    10/31/99       2.63%         16,736      10/31/99        3.78%          15,535          10/31/99        3.72%          15,741
    11/30/99       4.80%         17,540      11/30/99        3.96%          16,150          11/30/99        4.00%          16,370
    12/31/99       9.39%         19,187      12/31/99        9.61%          17,701          12/31/99        9.54%          17,931

                                 13.92%                                     12.10%                                         12.39%


                                                                     LIPPER VA
                                                                     INTERNATIONAL
         MSCI EAFE    Initial Investment            10,000           FUNDS AVG.       Initial Investment            10,000

                      MONTHLY RETURNS      PLOT POINTS                                MONTHLY RETURNS      PLOT POINTS
                      ---------------      -----------                                ---------------      -----------
                                           ----------------                                                ----------------
             12/31/94                               10,000                   12/31/94                               10,000
                                           ----------------                                                ----------------
             01/31/95               -3.84%           9,616                    1/31/95               -4.15%           9,585
             02/28/95               -0.29%           9,588                    2/28/95                0.45%           9,628
             03/31/95                6.24%          10,186                    3/31/95                2.88%           9,905
             04/30/95                3.76%          10,569                    4/30/95                3.54%          10,256
             05/31/95               -1.19%          10,443                    5/31/95                1.25%          10,384
             06/30/95               -1.75%          10,260                    6/30/95                0.45%          10,431
             07/31/95                6.23%          10,899                    7/31/95                5.27%          10,981
             08/31/95               -3.81%          10,483                    8/31/95               -1.73%          10,791
             09/30/95                1.95%          10,688                    9/30/95                1.85%          10,990
             10/31/95               -2.69%          10,401                   10/31/95               -1.77%          10,796
             11/30/95                2.78%          10,690                   11/30/95                1.02%          10,906
             12/31/95                4.03%          11,121                   12/31/95                2.93%          11,226
             01/31/96                0.41%          11,166                    1/31/96                2.38%          11,493
             02/29/96                0.34%          11,204                    2/29/96                0.90%          11,596
             03/31/96                2.12%          11,442                    3/31/96                1.79%          11,804
             04/30/96                2.91%          11,775                    4/30/96                3.27%          12,190
             05/31/96               -1.84%          11,558                    5/31/96                0.14%          12,207
             06/30/96                0.56%          11,623                    6/30/96                0.68%          12,290
             07/31/96               -2.92%          11,283                    7/31/96               -3.44%          11,867
             08/31/96                0.22%          11,308                    8/31/96                1.55%          12,051
             09/30/96                2.66%          11,609                    9/30/96                1.91%          12,281
             10/31/96               -1.02%          11,490                   10/31/96               -0.33%          12,241
             11/30/96                3.98%          11,947                   11/30/96                4.25%          12,761
             12/31/96               -1.29%          11,793                   12/31/96                0.61%          12,839
             01/31/97               -3.50%          11,381                    1/31/97               -0.17%          12,817
             02/28/97                1.64%          11,567                    2/28/97                1.50%          13,009
             03/31/97                0.36%          11,609                    3/31/97                0.18%          13,032
             04/30/97                0.53%          11,670                    4/30/97                0.14%          13,051
             05/31/97                6.51%          12,430                    5/31/97                5.71%          13,796
             06/30/97                5.51%          13,115                    6/30/97                4.43%          14,407
             07/31/97                1.62%          13,327                    7/31/97                2.87%          14,821
             08/31/97               -7.47%          12,332                    8/31/97               -7.07%          13,773
             09/30/97                5.60%          13,023                    9/30/97                6.24%          14,632


                                                                     LIPPER VA
                                                                     INTERNATIONAL
         MSCI EAFE    Initial Investment            10,000           FUNDS AVG.       Initial Investment            10,000

                      MONTHLY RETURNS      PLOT POINTS                                MONTHLY RETURNS      PLOT POINTS
                      ---------------      -----------                                ---------------      -----------
             10/31/97               -7.69%          12,022                   10/31/97               -7.27%          13,568
             11/30/97               -1.02%          11,899                   11/30/97               -0.73%          13,469
             12/31/97                0.87%          12,003                   12/31/97                0.72%          13,566
             01/31/98                4.57%          12,552                    1/31/98                2.21%          13,866
             02/28/98                6.42%          13,357                    2/28/98                6.62%          14,784
             03/31/98                3.08%          13,769                    3/31/98                5.14%          15,544
             04/30/98                0.79%          13,878                    4/30/98                1.60%          15,793
             05/31/98               -0.49%          13,810                    5/31/98                0.36%          15,850
             06/30/98                0.76%          13,915                    6/30/98               -0.51%          15,769
             07/31/98                1.01%          14,056                    7/31/98                1.28%          15,971
             08/31/98              -12.39%          12,314                    8/31/98              -14.00%          13,735
             09/30/98               -3.07%          11,937                    9/30/98               -3.87%          13,203
             10/31/98               10.42%          13,181                   10/31/98                7.36%          14,175
             11/30/98                5.12%          13,856                   11/30/98                5.13%          14,902
             12/31/98                3.94%          14,403                   12/31/98                3.25%          15,386
             01/31/99               -0.30%          14,361                    1/31/99                1.39%          15,600
             02/28/99               -2.38%          14,018                    2/28/99               -2.55%          15,202
             03/31/99                4.17%          14,604                    3/31/99                3.66%          15,759
             04/30/99                4.05%          15,195                    4/30/99                4.60%          16,484
             05/31/99               -5.15%          14,413                    5/31/99               -3.99%          15,826
             06/30/99                3.90%          14,975                    6/30/99                5.21%          16,651
             07/31/99                2.97%          15,420                    7/31/99                2.84%          17,123
             08/31/99                0.37%          15,476                    8/31/99                0.78%          17,257
             09/30/99                1.01%          15,632                    9/30/99                0.50%          17,343
             10/31/99                3.75%          16,217                   10/31/99                3.64%          17,975
             11/30/99                3.47%          16,781                   11/30/99                8.29%          19,465
             12/31/99                8.98%          18,287                   12/31/99               12.39%          21,876

                                                    12.83%                                                          16.95%

              J.P. Morgan International           MSCI All Country World Free           Lipper Variable Annuity International
              Opportunities Portfolio             Ex-U.S. Index                         Opportunities Fund Average
Dec-94        $10,000                             $10,000                               $10,000
Dec-95        $11,236                             $10,994                               $11,226
Dec-96        $12,715                             $11,728                               $12,839
Dec-97        $13,608                             $11,968                               $13,566
Dec-98        $14,040                             $13,698                               $15,386
Dec-99        $19,187                             $17,931                               $21,876

PERFORMANCE                                             TOTAL RETURNS               AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------------
                                                        THREE      SIX          ONE         THREE     SINCE
AS OF DECEMBER 31, 1999                                 MONTHS     MONTHS       YEAR        YEARS     INCEPTION*
----------------------------------------------------------------------------------------------------------------
J.P. Morgan International
   Opportunities Portfolio                              17.66%     22.49%       36.66%      14.70%    13.92%
MSCI All Country World Free ex-U.S. Index**             18.16%     22.17%       30.91%      15.20%    12.39%
Lipper Variable Annuity
   International Funds Average                          26.58%     31.94%       42.88%      18.95%    17.31%

* 1/3/95 -- COMMENCEMENT OF OPERATIONS.

** MSCI ALL COUNTRY WORLD FREE EX-U.S. INDEX IS AN UNMANAGED INDEX THAT MEASURES DEVELOPED AND EMERGING FOREIGN STOCK MARKET PERFORMANCE. THE INDEX DOES NOT INCLUDE FEES OR OPERATING EXPENSES, AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PORTFOLIO RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF PORTFOLIO DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. PORTFOLIO RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE VARIABLE CONTRACTS. THESE EXPENSES MAY INCLUDE A SALES CHARGE, PREMIUM TAX CHARGE, DAC TAX SALES CHARGE, COST OF INSURANCE, MORTALITY EXPENSES, OR SURRENDER AND OTHER CHARGES. FOREIGN INVESTING INVOLVES SPECIAL RISK, INCLUDING ECONOMIC AND POLITICAL INSTABILITY AND CURRENCY FLUCTUATIONS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with NIGEL F. EMMETT, vice president, and a member of the team that manages the master portfolio in which the fund invests. Nigel joined J.P. Morgan in 1997. Previously, he was employed by Brown Brothers Harriman & Co. in New York and Gartmore Investment Management in London. Nigel holds a B.A. in economics from Manchester University. He is a Chartered Financial Analyst. This interview was conducted on January 27, 2000, and reflects his views on that date.

THE FUND HAS HAD AN OUTSTANDING YEAR IN ABSOLUTE RETURN. IT OUTPERFORMED ITS INDEX. HOW DID YOU DO IT?

NE: Stock selection has been the largest source of added value. We use our internal research capabilities to identify the most attractive shares in each sector/industry, and this commitment to research has paid off in the last 12 months.

WHAT HAS DRIVEN THE INTERNATIONAL MARKETS HIGHER OVER THE PAST 12 MONTHS?

NE: Global economic growth has been strong over the last 12 months. The U.S. economy continued to surprise to the upside, Asia experienced a bounceback, the Japanese economy started to grow again, continental Europe benefited from the global trend, and the United Kingdom improved after a difficult 1998. This economic backdrop was particularly beneficial for equity markets.

GIVEN THIS STRONGER ECONOMIC GROWTH, HOW DO YOU FIND STRONG STOCKS?

NE: This portfolio invests in both developed and emerging markets outside the U.S. It is structured to capture upside potential in markets outside the United States, wherever they are. We construct this portfolio from the bottom up, so we seek to broadly represent all the sectors, using our extensive in-house research to identify the cheapest stocks within each sector. While we may overweight or underweight a particular country or region, it reflects our views on individual stocks, and not a top down view.

TELL US ABOUT SOME OF YOUR SUCCESSES.

NE: One of our best performers was ST Microelectronics, the French semiconductor maker. The semiconductor industry was at the bottom of its cycle last September. It rebounded sharply in the fourth quarter of 1998 and has continued to perform well to date in 1999. We liked ST Microelectronics because it was selling at an attractive price/earnings multiple, it offered exposure to the semiconductor industry, it made very good chips used in the popular Nokia cellular telephones, and it had good capacity management, a big issue in this industry.

Another European technology stock we liked was Philips, the Dutch consumer electronics company with interests in electronics and semiconductors. It has done very well by restructuring, and it has been able to drive its cost-cutting gains through to earnings.

JAPAN WAS THE LEADING INDUSTRIALIZED STOCK MARKET IN THE WORLD DURING THE PERIOD. WHAT DID THE FUND OWN THERE?

NE: Softbank, one of the world's largest investors in the Internet, has produced strong returns. Softbank most recently announced a number of new ventures, including a joint venture with News Corp. and Vivendi to set up a new European exchange backed by NASDAQ. It also has announced an intention to buy the nationalized Nippon Credit Bank in a venture with Ito Yokado.

The Japanese electronics company, Fujitsu, also did well. It has been one of the Internet boom beneficiaries as a result of its strong software development capability.

Also, in the early part of the year, we benefited from owning DDI, the Japanese mobile telecommunications provider, which generated strong subscription growth in its cellular telephone business.

Outside of technology, another Japanese stock that worked well for us was Mitsubishi Chemical, where management has been increasingly proactive in managing costs and profitability has improved. Also, we believe the market is beginning to realize it has a fairly significant and successful pharmaceutical business which has never been priced into its stock before.

WHAT HAS WORKED IN EUROPE?

NE: Most recently, telecommunications stocks have risen strongly, inspired by merger and acquisition activity. For example, Mannesmann, Germany's engineering and telecommunications giant, received a hostile takeover bid from Vodafone of the United Kingdom.

WHAT IS YOUR OUTLOOK?

NE: We anticipate continued strong economic growth outside the United States, particularly in continental Europe. There are signs of change in Japan, and continuing upside in some of the Latin and Asian equity markets. All of this suggests that the outlook for international markets is good.

PORTFOLIO FACTS

INVESTMENT OBJECTIVE
J.P. Morgan International Opportunities Portfolio seeks to provide a high total return from a portfolio comprised of equity securities of foreign corporations. The portfolio is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the U.S. As an international investment, the portfolio is subject to foreign market, political, economic, and currency risks.


-------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
1/3/95

-------------------------------------------------------------------------------
NET ASSETS AS OF 12/31/99
$22,304,266

-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES (IF APPLICABLE)
4/21/00, 12/20/00

-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
4/21/00, 12/20/00

EXPENSE RATIO The portfolio's annualized expense ratio of 1.20% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The portfolio is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, safekeeping portfolio shares, or for wiring redemption proceeds from the portfolio.

PORTFOLIO HIGHLIGHTS
ALL DATA AS OF DECEMBER 31, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

EUROPE/AFRICA 51.60%
JAPAN 20.10%
ASIA PACIFIC 12.40%
LATIN AMERICA 4.10%
CANADA 0.40%
SHORT-TERM INVESTMENTS 11.40%

LARGEST HOLDINGS
(EXCLUDING SHORT-TERM HOLDINGS)           % OF TOTAL INVESTMENTS
----------------------------------------------------------------
TOTAL FINA SA, B SHARES (FRANCE)          2.76%
ROHM CO., LTD. (JAPAN)                    2.66%
SOFTBANK CORP. (JAPAN)                    2.66%
FUJITSU LTD. (JAPAN)                      2.53%
KONINKLIJKE (ROYAL) PHILLIPS
ELECTRONICS NV (NETHERLANDS)              2.25%
SONY CORP. (JAPAN)                        2.20%
EMBRATEL PARTICIPACOES SA (ADR)
(BRAZIL)                                  1.89%
BANQUE NATIONALE DE PARIS (FRANCE)        1.76%
NORTH LTD. (AUSTRALIA)                    1.66%
SUEZ LYONNAISSE DES EAUX (FRANCE)         1.58%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. IS THE TRUST'S INVESTMENT ADVISOR. SHARES OF THE PORTFOLIO PRESENTLY ARE OFFERED ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE SEPARATE ACCOUNTS ESTABLISHED BY INSURANCE COMPANIES TO FUND VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES AND QUALIFIED PENSION AND RETIREMENT PLANS OUTSIDE THE SEPARATE ACCOUNT CONTEXT.

Shares of the portfolio and investments in the variable contracts are not bank deposits and are not guaranteed by any bank, government entity, or the FDIC. Return and share price will fluctuate and redemption value may be more or less than original cost. Reference to specific securities and their issuers are for illustrative purposes only and should not be interpreted as recommendations to purchase or sell these securities. There is no assurance the portfolios will continue to hold these securities. Opinions expressed herein are subject to change without notice.

PLEASE CALL (888) 756-8645 FOR A PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING CONTRACT CHARGES AND DEDUCTIONS, AND PORTFOLIO FEES AND EXPENSES. PLEASE READ THE PROSPECTUSES FOR COMPLETE DETAILS INCLUDING RISK CONSIDERATIONS.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
COMMON STOCK (79.4%)
AUSTRALIA (2.1%)
News Corp. Ltd. (Broadcasting & Publishing)(s)...      10,800   $   104,497
North Ltd. (Metals & Mining)(s)..................     152,400       357,923
                                                                -----------
                                                                    462,420
                                                                -----------

AUSTRIA (0.4%)
Bank Austria AG (Banking)(s).....................       1,800       101,541
                                                                -----------
CANADA (0.4%)
Royal Bank of Canada (Banking)(s)................       1,850        81,062
                                                                -----------

CHILE (0.4%)
Enersis SA (Spon. ADR) (Electric)(s).............       4,100        96,350
                                                                -----------

CHINA (0.4%)
Huaneng Power International, Inc. (Spon. ADR)
  (Energy Source)(s).............................       5,200        54,925
Huaneng Power International, Inc., H Shares
  (Energy Source)(s).............................     120,000        28,559
                                                                -----------
                                                                     83,484
                                                                -----------

FINLAND (1.3%)
Sampo Insurance Co. Ltd., A Shares
  (Insurance)(s).................................       2,000        69,910
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................      12,905       221,662
                                                                -----------
                                                                    291,572
                                                                -----------

FRANCE (13.3%)
Aventis SA (Pharmaceuticals)(s)..................       3,451       200,578
AXA (Insurance)(s)...............................         360        50,190
Banque Nationale de Paris (Financial
  Services)(s)...................................       4,109       379,151
Carrefour SA (Retail)(s).........................       1,100       202,890
Christian Dior SA (Retail)(s)....................         950       235,418
Coflexip SA (Oil-Services)(s)+...................       1,600       116,288
Compagnie de Saint Gobain SA (Building
  Materials)(s)..................................         420        78,990
Groupe Danone (Food, Beverages & Tobacco)(s).....         325        76,609
Rhodia SA (Chemicals)(s).........................       8,194       185,225
              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
FRANCE (CONTINUED)

STMicroelectronics NV (Electronics)(s)...........       1,950   $   300,150
Suez Lyonnaise des Eaux (Utilities)(s)...........       2,130       341,374
Total Fina SA (Oil-Services)(s)+.................         450             5
Total Fina SA, B Shares (Oil-Services)(s)........       4,461       595,427
Total Fina SA, B Shares (Oil-Services)(s)........         450        60,516
Vivendi (Utilities)(s)...........................       1,603       144,765
                                                                -----------
                                                                  2,967,576
                                                                -----------

GERMANY (4.6%)
BASF AG (Chemicals)(s)...........................       1,100        56,512
Celanese AG (Chemicals)(s)+......................         360         6,564
Entrium Direct Bankers AG (Banking)(s)+..........       1,100        16,843
Mannesmann AG (Diversified Manufacturing)(s).....       1,150       277,449
Merck KGaA (Pharmaceuticals)(s)..................       1,200        37,232
Schering AG (Pharmaceuticals)(s).................       2,773       335,206
Stinnes AG (Transport & Services)(s)+............       1,600        33,847
VEBA AG (Utilities)(s)...........................       2,810       136,579
Volkswagen AG (Automotive)(s)....................       1,400        78,906
WWL Internet AG (Computer Software)(s)+..........       1,663        49,419
                                                                -----------
                                                                  1,028,557
                                                                -----------

HONG KONG (1.4%)
Guoco Group Ltd. (Financial Services)(s).........      15,000        45,732
Hongkong Electric Holdings Ltd. (Electric)(s)....      82,300       257,270
                                                                -----------
                                                                    303,002
                                                                -----------

INDIA (0.8%)
ICICI Ltd. (GDR) (Financial Services)(s)+........       4,152        61,242
ICICI Ltd. (Spon. ADR) (Financial
  Services)(s)+..................................       1,136        15,762
Reliance Industries (GDR) (Diversified
  Manufacturing)(s)+.............................       6,900       100,050
                                                                -----------
                                                                    177,054
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
IRELAND (0.3%)
Eircom PLC (Telecommunication Services)(s).......       7,000   $    28,558
Greencore Group PLC (Food, Beverages &
  Tobacco)(s)....................................      11,500        35,333
                                                                -----------
                                                                     63,891
                                                                -----------

ITALY (2.3%)
Bayerische Vita SPA (Insurance)(s)...............       3,000        23,663
Mediaset SPA (Broadcasting & Publishing)(s)......       8,000       124,428
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................      40,000       243,779
UniCredito Italiano SPA (Financial
  Services)(s)...................................      23,700       116,506
                                                                -----------
                                                                    508,376
                                                                -----------

JAPAN (19.5%)
Asahi Breweries Ltd. (Food, Beverages &
  Tobacco)(s)....................................       4,000        43,744
Daicel Chemical Industries Ltd. (Chemicals)(s)...      36,000       100,362
Fujitsu Ltd. (Computer Systems)(s)...............      12,000       547,002
Honda Motor Co. Ltd. (Automotive)(s).............       2,000        74,342
Ito - Yokado Co. Ltd. (Retail)(s)................       2,000       217,157
Mitsubishi Chemical Corp. (Chemicals)(s).........      53,000       186,638
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................      29,000       223,819
Mitsui Trust & Banking Co., Ltd. (Banking)(s)....      48,000       108,461
Nippon Yusen Kabushiki Kaisha
  (Transportation)(s)............................      32,000       130,842
Nisshin Steel Co., Ltd. (Metals & Mining)(s)+....      75,000        82,901
Rohm Co., Ltd. (Electronics)(s)..................       1,400       575,174
Softbank Corp. (Computer Software)(s)............         600       574,000
Sony Corp. (Electronics)(s)......................       1,600       474,225
Suzuki Motor Corp. (Automotive)(s)...............       5,000        72,924
Taiheiyo Cement Corp. (Building Materials)(s)....      33,000        62,946
Takeda Chemical Industries (Chemicals)(s)........       3,500       172,894
              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
JAPAN (CONTINUED)

The Fuji Bank Ltd. (Banking)(s)..................      22,000   $   213,695
Toppan Forms Co., Ltd. (Broadcasting &
  Publishing)(s).................................       2,000        53,800
Tostem Corp. (Construction & Housing)(s).........       7,000       125,648
West Japan Railway Co. (Railroads)(s)............          29       102,690
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(s)...........................       6,000       209,528
                                                                -----------
                                                                  4,352,792
                                                                -----------

MEXICO (1.4%)
Consorcio Ara SA de CV (Construction &
  Housing)(s)+...................................      54,000        89,430
Grupo Televisa SA de CV (Spon. GDR)
  (Broadcasting & Publishing)(s)+................       3,300       225,225
                                                                -----------
                                                                    314,655
                                                                -----------

NETHERLANDS (5.7%)
Akzo Nobel NV (Chemicals)(s).....................       2,000       100,332
ING Groep NV (Financial Services)(s).............       3,350       202,275
Koninklijke (Royal) Philips Electronics NV
  (Electronics)(s)...............................       3,570       485,492
Laurus NV (Retail)(s)............................       6,070       109,452
Unilever NV (Food, Beverages & Tobacco)(s).......         285        15,744
Vedior NV (Business & Public Services)(s)........       2,500        25,687
Vendex NV (Retail)(s)............................       3,800       101,057
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................       6,688       226,368
                                                                -----------
                                                                  1,266,407
                                                                -----------

NEW ZEALAND (0.1%)
Fletcher Challenge Paper (Forest Products &
  Paper)(s)......................................      48,700        34,039
                                                                -----------

NORWAY (0.8%)
Sparebanken NOR (Banking)(s)+....................       4,260        98,952
Stolt - Nielsen SA (Spon. ADR)
  (Transportation)(s)............................       4,550        80,194
                                                                -----------
                                                                    179,146
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
PAKISTAN (0.3%)
Pakistan Telecommunications Corp. (GDR)
  (Telecommunication Services)(s)................       1,590   $    61,215
                                                                -----------

PHILIPPINES (0.6%)
ABS- CBN Broadcasting Corporation
  (Broadcasting & Publishing)(s)+................      70,000        86,849
First Philippine Holdings Corp.
  (Multi - Industry)(s)..........................      61,500        52,649
                                                                -----------
                                                                    139,498
                                                                -----------

PORTUGAL (0.9%)
Banco Pinto & Sotto Mayor SA (Banking)(s)........       4,226        90,590
Portugal Telecom SA (Telecommunication
  Services)(s)+..................................      10,150       111,346
                                                                -----------
                                                                    201,936
                                                                -----------

RUSSIA (0.8%)
Surgutneftegaz (Spon. ADR) (Oil-
  Production)(s).................................      10,400       174,200
                                                                -----------

SINGAPORE (3.1%)
Chartered Semiconductor Manufacturing Ltd.
  (Semiconductors)(s)+...........................       2,210       160,225
DBS Group Holdings Ltd. (Financial
  Services)(s)...................................      14,506       237,703
Neptune Orient Lines Ltd. (Transport &
  Services)(s)+..................................     108,000       144,562
Overseas Union Bank Ltd. (Banking)(s)............      24,667       144,360
                                                                -----------
                                                                    686,850
                                                                -----------

SOUTH AFRICA (0.4%)
South African Breweries PLC (Food, Beverages &
  Tobacco)(s)....................................       8,400        85,433
                                                                -----------

SOUTH KOREA (0.3%)
Housing & Commercial Bank (GDR) (Banking)(s)+....       2,100        62,475
                                                                -----------
              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------

SPAIN (2.3%)
Acerinox SA (Metals & Mining)(s).................       2,126   $    84,808
Actividades de Construccion y Servicios SA
  (Construction & Housing)(s)....................       3,600        85,403
Banco Bilbao Vizcaya SA (Banking)(s).............       6,700        95,434
Banco Santander Central Hispano SA
  (Banking)(s)+..................................      16,400       185,691
Indra Sistemas SA (Electronics)(s)+..............       3,909        73,439
                                                                -----------
                                                                    524,775
                                                                -----------

SWEDEN (0.3%)
ForeningsSparbanken AB (Banking)(s)..............       4,800        70,588
                                                                -----------

SWITZERLAND (6.3%)
ABB Ltd. (Electrical Equipment)(s)+..............       1,514       184,708
Barry Callebaut AG (Food, Beverages &
  Tobacco)(s)....................................         250        36,349
Nestle SA (Food, Beverages & Tobacco)(s).........         123       225,343
Roche Holding AG (Pharmaceuticals)(s)............          21       249,278
Schweizerische Rueckversicherungs-Gesellschaft
  (Insurance)(s).................................         121       248,581
Swisscom AG (Telecommunication Services)(s)......         680       275,041
UBS AG (Banking)(s)..............................         710       191,747
                                                                -----------
                                                                  1,411,047
                                                                -----------

UNITED KINGDOM (8.6%)
Allied Zurich PLC (Insurance)(s).................      20,950       246,944
Anglian Water PLC (Pollution Control)(s)+........       5,500        49,200
British Airways PLC (Airlines)(s)................      18,500       120,683
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................       8,900        50,298
Cable & Wireless PLC (Telecommunications)(s).....      17,000       287,126
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........       5,900       167,099
Lloyds TSB Group PLC (Banking)(s)................       5,100        63,327
National Power PLC (Electric)(s).................       9,400        54,186

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
UNITED KINGDOM (CONTINUED)
Norwich Union PLC (Insurance)(s).................      10,400   $    79,682
PIC International Group PLC (Food, Beverages &
  Tobacco)(s)+...................................      26,900        18,156
Railtrack Group PLC (Transportation)(s)..........       5,400        90,682
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................      21,263       159,307
Shell Transport & Trading Co. (Oil-
  Services)(s)...................................      22,200       184,429
Tate & Lyle PLC (Food, Beverages & Tobacco)(s)...      19,100       122,284
Tesco PLC (Retail)(s)............................      33,300       101,087
Unilever PLC (Food, Beverages & Tobacco)(s)......       9,171        67,378
Woolwich PLC (Financial Services)(s).............       9,977        53,404
                                                                -----------
                                                                  1,915,272
                                                                -----------

VENEZUELA (0.3%)
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services)(s)..........       3,000        73,875
                                                                -----------
  TOTAL COMMON STOCK (COST $14,056,409)..........                17,719,088
                                                                -----------

CONVERTIBLE PREFERRED STOCKS (0.8%)
AUSTRALIA (0.8%)
National Australia Bank (Banking)
  (COST $187,228)................................       6,600       182,325
                                                                -----------

PREFERRED STOCK (3.5%)
AUSTRALIA (1.4%)
News Corp. Ltd. (Broadcasting &
  Publishing)(s).................................      37,400       319,295
                                                                -----------
              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------

BRAZIL (1.9%)
Embratel Participacoes SA (ADR)
  (Telecommunication Services)(s)................      15,000   $   408,750
                                                                -----------

GERMANY (0.2%)
Volkswagen AG (Automotive)(s)....................       1,280        41,003
                                                                -----------
  TOTAL PREFERRED STOCK (COST $540,519)..........                   769,048
                                                                -----------

                                                            PRINCIPAL
                                                           AMOUNT{::}
                                                   ---------------------------
CONVERTIBLE BONDS (2.1%)
CHINA (0.7%)
Huaneng Power Inernational, 1.75% due 05/21/04
  (Energy Source)................................  $                  150,000       154,500
                                                                                -----------

NETHERLANDS (1.4%)
Telefonica Europe BV, 2.00% due 07/15/02
  (Telecommunication Services)...................                     121,000       308,248
                                                                                -----------
  TOTAL CONVERTIBLE BONDS (COST $339,005)........                                   462,748
                                                                                -----------

                                                      PRINCIPAL
                                                      AMOUNT{::}
                                                   ----------------
SHORT-TERM INVESTMENTS (11.0%)
OTHER INVESTMENT COMPANIES (4.9%)
SSGA Money Market Fund, 4.997%(y) due 01/03/00...        1,095,419     1,095,419
                                                                     -----------

TIME DEPOSITS-FOREIGN (5.3%)
State Street Bank Cayman Islands, 3.000% due
  01/03/00.......................................        1,180,000     1,180,000
                                                                     -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT{::}        VALUE
-------------------------------------------------  ----------------  ------------
U.S. TREASURY OBLIGATIONS (0.8%)
U.S. Treasury Bills, 5.244%(y) due 03/02/00(s)...  $       180,000   $   178,559
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $2,453,978)...................................                      2,453,978
                                                                     -----------
TOTAL INVESTMENTS (COST $17,577,139) (96.8%).......................
                                                                      21,587,187
OTHER ASSETS IN EXCESS OF LIABILITIES (3.2%).......................
                                                                         717,079
                                                                     -----------
NET ASSETS (100.0%)................................................  $22,304,266
                                                                     ===========

------------------------------
Note: Based on the cost of investments of $17,639,205 for federal income tax purposes at December 31, 1999 the aggregate gross unrealized appreciation and depreciation was $4,625,979 and $677,997, respectively, resulting in net unrealized appreciation of $3,947,982.

+ - Non-income producing security.

{::} - Denominated in United States Dollar unless otherwise indicated.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $7,203,172 of the market value has been segregated.

(y) - Yield to maturity.

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

Spon. ADR - Sponsored ADR.

Spon. GDR - Sponsored GDR.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                       PORTFOLIO
                                                    ----------------
Short Term Investments............................       10.53%
Electronics.......................................        8.84%
Banking...........................................        7.91%
Telecommunication Services........................        7.00%
Pharmaceuticals...................................        5.55%
Broadcasting & Publishing.........................        5.28%
Financial Services................................        5.15%
Retail............................................        4.48%
Oil - Services....................................        4.43%
Insurance.........................................        4.07%
Chemicals.........................................        3.74%
Food, Beverage & Tobacco..........................        3.60%
Utilities.........................................        2.89%
Computer Software.................................        2.89%
Computer Systems..................................        2.53%
Metals & Mining...................................        2.43%
Electric..........................................        1.89%
Diversified Manufacturing.........................        1.75%
Transportation....................................        1.40%
Construction & Housing............................        1.39%
Telecommunications................................        1.33%
Automotive........................................        1.24%
Forest Products & Paper...........................        1.18%
Energy Source.....................................        1.10%
Wholesale & International Trade...................        1.04%
Electrical Equipment..............................        0.86%
Government Obligations............................        0.83%
Transport & Services..............................        0.83%
Oil - Production..................................        0.81%
Semiconductors....................................        0.74%
Building Materials................................        0.66%
Airlines..........................................        0.56%
Railroads.........................................        0.48%
Multi-Industry....................................        0.24%
Pollution Control.................................        0.23%
Business & Public Services........................        0.12%
                                                        ------
                                                        100.00%
                                                        ======

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $17,577,139 )           $21,587,187
Foreign Currency at Value (Cost $626,766 )             626,234
Variation Margin Receivable                             56,971
Receivable for Shares of Beneficial Interest Sold       54,948
Dividends Receivable                                    24,397
Foreign Tax Reclaim Receivable                          18,203
Receivable for Expense Reimbursement                    13,324
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                     9,307
Interest Receivable                                      3,351
Prepaid Trustees' Fees                                   2,602
Prepaid Expenses and Other Assets                        1,367
                                                   -----------
    Total Assets                                    22,397,891
                                                   -----------
LIABILITIES
Payable for Investments Purchased                       22,888
Advisory Fee Payable                                    10,115
Custody Fee Payable                                      8,991
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                     7,337
Administration Fee Payable                               1,493
Payable for Shares of Beneficial Interest
  Redeemed                                                 596
Accrued Expenses                                        42,205
                                                   -----------
    Total Liabilities                                   93,625
                                                   -----------
NET ASSETS
Applicable to 1,613,135 Shares of Beneficial
  Interest Outstanding
  (no par value, unlimited shares authorized)      $22,304,266
                                                   ===========
Net Asset Value, Offering and Redemption Price
  per Share                                             $13.83
                                                         -----
                                                         -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $18,182,007
Undistributed Net Investment Income                        317
Accumulated Net Realized Loss on Investments,
  Futures and Foreign Currency Contracts and
  Transactions                                         (12,144)
Net Unrealized Appreciation of Investments,
  Futures and Foreign Currency Contracts and
  Translations                                       4,134,086
                                                   -----------
    Net Assets                                     $22,304,266
                                                   ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $30,634)                                                  $  242,813
Interest Income (Net of Foreign Withholding Tax
  of $6)                                                           41,350
                                                               ----------
    Investment Income                                             284,163
EXPENSES
Custodian Fees and Expenses                        $   99,565
Advisory Fee                                           83,195
Professional Fees and Expenses                         34,801
Printing Expenses                                      20,407
Transfer Agent Expense                                 16,336
Trustees' Fees and Expenses                            12,900
Amortization of Organization Expense                    1,978
Insurance Expense                                       1,775
Administration Fee                                        117
Miscellaneous                                           3,460
                                                   ----------
    Total Expenses                                    274,534
Less: Reimbursement of Expenses                      (108,143)
                                                   ----------
NET EXPENSES                                                      166,391
                                                               ----------
NET INVESTMENT INCOME                                             117,772
NET REALIZED GAIN ON
  Investment Transactions                             979,436
  Futures Contracts                                   230,433
  Foreign Currency Contracts and Transactions          95,841
                                                   ----------
    Net Realized Gain                                           1,305,710
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       3,515,452
  Futures Contracts                                   123,704
  Foreign Currency Contracts and Translations          (5,207)
                                                   ----------
    Net Change in Unrealized Appreciation                       3,633,949
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $5,057,431
                                                               ==========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   DECEMBER 31, 1999  DECEMBER 31, 1998
                                                   -----------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $        117,772   $         37,242
Net Realized Gain (Loss) on Investments, Futures
  and Foreign Currency Contracts and Transactions         1,305,710           (122,891)
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                              3,633,949            297,042
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                          5,057,431            211,393
                                                   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (142,033)          (115,445)
Net Realized Gain                                          (601,784)                --
In Excess of Net Realized Gain                                   --           (318,085)
                                                   ----------------   ----------------
    Total Distributions to Shareholders                    (743,817)          (433,530)
                                                   ----------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         36,812,761          4,229,642
Reinvestment of Dividends and Distributions                 743,825            433,529
Cost of Shares of Beneficial Interest Redeemed          (29,353,544)        (1,433,325)
                                                   ----------------   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                 8,203,042          3,229,846
                                                   ----------------   ----------------
    Total Increase in Net Assets                         12,516,656          3,007,709
NET ASSETS
Beginning of Fiscal Year                                  9,787,610          6,779,901
                                                   ----------------   ----------------
End of Fiscal Year (including undistributed net
  investment income of $317 and $0, respectively)  $     22,304,266   $      9,787,610
                                                   ================   ================

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                             FOR THE PERIOD
                                                                                             JANUARY 3, 1995
                                              FOR THE FISCAL YEAR ENDED DECEMBER 31,        (COMMENCEMENT OF
                                           --------------------------------------------    OPERATIONS) THROUGH
                                             1999        1998        1997        1996       DECENBER 31, 1995
                                           --------    --------    --------    --------    -------------------
NET ASSET VALUE, BEGINNING OF YEAR         $ 10.52      $10.60      $11.73     $ 10.86           $ 10.00
                                           -------      ------      ------     -------           -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.11        0.14        0.15        0.20              0.15
Net Realized and Unrealized Gain on
  Investments, Futures, and Foreign
  Currency Contracts and Transactions         3.71        0.40        0.44        1.23              1.08
                                           -------      ------      ------     -------           -------
Total from Investment Operations              3.82        0.54        0.59        1.43              1.23
                                           -------      ------      ------     -------           -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                        (0.11)      (0.16)      (0.41)      (0.09)            (0.09)
Net Realized Gain                            (0.40)         --       (1.31)      (0.47)            (0.18)
In Excess of Net Realized Gain                  --       (0.46)         --          --                --
Return of Capital                               --          --          --          --             (0.10)
                                           -------      ------      ------     -------           -------
Total Distributions to Shareholders          (0.51)      (0.62)      (1.72)      (0.56)            (0.37)
                                           -------      ------      ------     -------           -------

NET ASSET VALUE, END OF PERIOD             $ 13.83      $10.52      $10.60     $ 11.73           $ 10.86
                                           =======      ======      ======     =======           =======

RATIOS AND SUPPLEMENTAL DATA
Total return                                 36.66%       4.73%       5.43%      13.12%            12.38%(a)
Net Assets, End of Period (in
  thousands)                               $22,304      $9,788      $6,780     $ 6,250           $ 3,992
Ratios to Average Net Assets
  Net Expenses                                1.20%       1.20%       1.20%       1.20%             1.20%(b)
  Net Investment Income                       0.85%       0.44%       0.88%       1.25%             1.06%(b)
  Expenses Without Reimbursement              1.98%       3.26%       4.25%       3.18%             3.16%(b)
  Portfolio Turnover                            66%        127%        149%         71%               68%

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan International Opportunities Portfolio (the "portfolio") is one of four portfolios comprising J.P. Morgan Series Trust II (the "trust"). The trust is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company. The trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding flexible premium variable life insurance policies. Prior to December 30, 1999, the trust was composed of five separate portfolios which operated as distinct investment vehicles. J.P. Morgan Treasury Money Market Portfolio was terminated on December 30, 1999. The investment objective of the portfolio is to provide a high total return from a portfolio of equity securities of foreign corporations.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures established by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of first in first out.

   d) Distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid semi-annually.

   e) The portfolio incurred organization expenses in the amount of $9,834. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

   f) Expenses incurred by the trust with respect to any two or more portfolios in the trust are allocated in proportion to the net assets of each portfolio in the trust, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   g) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   h) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
      price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   i) The portfolio is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, (the "code") applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. The portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the code. The portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/ or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

   j) The portfolio accounts for and reports distributions to shareholders in accordance with Statements of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies." The effect of applying this statement was to increase Undistributed Net Investment Income by $25,746 and increase Accumulated Net Realized Loss on Investments by $25,746. The adjustments are primarily attributable to foreign currency reclasses. Net investment income, net realized gains and net assets were not affected by this change.

   k) The portfolio utilized the entire $523,955 of its capital loss carryforward in the current year.

   l) For federal income tax purposes, the portfolio incurred approximately $16,472 of foreign currency losses in the period from November 1, 1999 to December 31, 1999. These losses were deferred for tax purposes until January 1, 2000.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the portfolio, has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated
      ("J.P. Morgan").

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
      Under the terms of the agreement, JPMIM is paid a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the portfolio's average daily net assets. For the fiscal year ended
      December 31, 1999, such fees amounted to $83,195.

   b) The trust, on behalf of the portfolio, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the portfolio. Under a Co-Administration Agreement between FDI and the trust on behalf of the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolios' officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended December 31, 1999, the fee for these services amounted to $117.

   c) The trust, on behalf of the portfolio, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee based on the following: if total expenses of the portfolio, excluding the advisory fees, exceed the expense limit of 0.60% of the average daily net assets of the portfolio, Morgan will reimburse the portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fees calculated under the Services Agreement. For the fiscal year ended December 31, 1999, Morgan has agreed to reimburse the portfolio $108,143 under this agreement.

   d) An aggregate annual fee of $20,000 is paid to each trustee for serving as a trustee of the trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares. Transactions in shares of beneficial interest of the portfolio were as follows:

      TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                                      FOR THE FISCAL      FOR THE FISCAL
                                                        YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 1999    DECEMBER 31, 1998
                                                   --------------------  -----------------
Shares sold......................................            3,059,271            393,562
Reinvestment of dividends and distributions......               57,413             38,938
Shares redeemed..................................           (2,433,600)          (141,984)
                                                   -------------------   ----------------
Net Increase.....................................              683,084            290,516
                                                   ===================   ================

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

From time to time, the portfolio may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the portfolio.

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended December 31, 1999, were as follows:

                                                     COST OF     PROCEEDS
                                                    PURCHASES   FROM SALES
                                                   -----------  ----------
                                                   $13,863,846  $8,435,708

At December 31, 1999 the portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                                    VALUE      12/31/99    (DEPRECIATION)
------------------                                 -----------  -----------  --------------
Euro 300,000, expiring 02/22/00..................  $  303,789   $  303,435   $        (354)

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
---------------                                    -----------
Australian Dollar 501,935, expiring 02/22/00.....  $  322,825   $  329,761          (6,936)
Euro 400,000, expiring 02/22/00..................     409,407      404,580           4,827
Hong Kong Dollar 1,601,564, expiring 02/22/00....     205,947      205,994             (47)
Norwegian Krone 892,787, expiring 02/22/00.......     112,534      111,506           1,028
Singapore Dollar 455,567, expiring 02/22/00......     274,984      274,422             562
Swiss Franc 149,252, expiring 02/22/00...........      97,214       94,324           2,890
                                                                             -------------
Net Unrealized Appreciation on Forward Foreign
 Currency Contracts..............................                            $       1,970
                                                                             =============

At December 31, 1999 the portfolio had open futures contracts as follows:

      SUMMARY OF OPEN FUTURES CONTRACTS AT DECEMBER 31, 1999

                                                                   NET UNREALIZED
                                                                   APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)  OF CONTRACTS
                                                   --------------  --------------  ------------
Australian All Ord. Index, expiring March 2000...              2   $         939   $   102,644
DAX Index, expiring March 2000...................              3          44,675       530,898
CAC 40 Index, expiring January 2000..............              5          24,191       300,440
IBEX Plus Index, expiring January 2000...........              1           3,216       117,670
FTSE 100 Index, expiring March 2000..............              5          16,452       563,388
Hang Seng Index, expiring January 2000...........              1           5,677       109,153
Topix Index, expiring March 2000.................              4          28,554       669,862
                                                   -------------   -------------   -----------
Totals...........................................             21   $     123,704   $ 2,394,055
                                                   =============   =============   ===========

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan International Opportunities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan International Opportunities Portfolio (one of the series constituting J.P. Morgan
Series Trust II, hereafter referred to as the "portfolio") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights for the year ended December 31, 1996 and for the period January 3, 1995 (commencement of operations) through December 31, 1995 were audited by other independent accountants whose report dated February 14, 1997 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
February 16, 2000

J.P. MORGAN SERIES TRUST II PORTFOLIOS
     BOND PORTFOLIO
     INTERNATIONAL OPPORTUNITIES PORTFOLIO
     SMALL COMPANY PORTFOLIO
     U.S. DISCIPLINED EQUITY PORTFOLIO

FOR MORE INFORMATION ON THE J.P. MORGAN SERIES TRUST II PORTFOLIOS, CALL J.P. MORGAN FUNDS SERVICES AT (888) 756-8645.
IMAR386

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 1999